UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544
or
Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: May 31
Date of reporting period: February 28, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS
INSTITUTIONAL TRUST

WESTERN ASSET INSTITUTIONAL
GOVERNMENT MONEY MARKET FUND

FORM N-Q
FEBRUARY 28, 2010

Notes to Financial Statements (unaudited)
Investment in Government Portfolio, at value $11,862,434,622

1. Organization and Significant Accounting Policies

Western Asset Institutional Government Money Market Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Government Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust that has the same objective as the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (94.7% at February 28, 2010) in the net assets of the Portfolio.

The Fund has adopted Statement of Financial Accounting Standards Board Codification Topic 820 (formerly, Statement of Financial Accounting Standards No. 157) (“ASC Topic 820”). ASC Topic 820 disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

Schedule of investments (unaudited)	February 28, 2010

GOVERNMENT PORTFOLIO

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS— 102.7%
U.S. Government Agencies— 70.0%
Federal Farm Credit Bank (FFCB), Discount Notes	0.130%	5/10/10	$50,000,000	$49,987,361	(a)
Federal Farm Credit Bank (FFCB), Discount Notes	0.150%	5/25/10	120,000,000	119,957,500	(a)
Federal Farm Credit Bank (FFCB), Discount Notes	0.180%	6/3/10	25,000,000	24,988,250	(a)
Federal Farm Credit Bank (FFCB), Discount Notes	0.140%	6/14/10	15,000,000	14,993,875	(a)
Federal Farm Credit Bank (FFCB), Discount Notes	0.190%	7/6/10	10,000,000	9,993,297	(a)
Federal Farm Credit Bank (FFCB), Discount Notes	0.160%	7/15/10	100,000,000	99,939,556	(a)
Federal Farm Credit Bank (FFCB), Notes	0.370%	3/5/10	75,000,000	75,000,000	(b)
Federal Farm Credit Bank (FFCB), Notes	0.360%	3/12/10	250,000,000	250,006,151	(b)
Federal Farm Credit Bank (FFCB), Notes	0.320%	4/28/10	100,000,000	100,000,000	(b)
Federal Farm Credit Bank (FFCB), Notes	4.750%	5/7/10	50,000,000	50,420,123
Federal Farm Credit Bank (FFCB), Notes	0.600%	7/15/10	100,000,000	99,996,239	(b)
Federal Farm Credit Bank (FFCB), Notes	0.900%	7/16/10	50,000,000	50,000,000	(b)
Federal Farm Credit Bank (FFCB), Notes	0.500%	7/23/10	150,000,000	149,778,544	(b)
Federal Farm Credit Bank (FFCB), Notes	0.170%	7/27/10	80,000,000	79,999,731	(b)
Federal Farm Credit Bank (FFCB), Notes	0.251%	7/28/10	110,000,000	110,000,000	(b)
Federal Farm Credit Bank (FFCB), Notes	0.270%	8/10/10	250,000,000	249,977,486	(b)
Federal Farm Credit Bank (FFCB), Notes	0.840%	9/17/10	97,000,000	96,702,963	(b)
Federal Farm Credit Bank (FFCB), Notes	0.240%	11/15/10	75,000,000	75,000,000	(b)
Federal Farm Credit Bank (FFCB), Notes	0.479%	12/23/10	50,000,000	50,000,000	(b)
Federal Farm Credit Bank (FFCB), Notes	0.469%	1/20/11	50,000,000	50,000,000	(b)
Federal Farm Credit Bank (FFCB), Notes	0.200%	2/7/11	100,000,000	99,999,994	(b)
Federal Farm Credit Bank (FFCB), Notes	0.250%	3/23/11	99,750,000	99,750,000	(b)
Federal Farm Credit Bank (FFCB), Notes	0.190%	5/17/11	50,000,000	49,987,689	(b)
Federal Farm Credit Bank (FFCB), Notes	0.240%	7/12/11	125,000,000	124,948,193	(b)
Federal Farm Credit Bank (FFCB), Notes	0.500%	7/27/11	25,000,000	25,000,000	(b)
Federal Farm Credit Bank (FFCB), Notes	0.271%	9/15/11	92,000,000	91,985,653	(b)
Federal Farm Credit Bank (FFCB), Notes	0.320%	9/23/11	100,000,000	100,000,000	(b)
Federal Farm Credit Bank (FFCB), Notes	0.230%	11/4/11	100,000,000	99,944,940	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.240%	3/15/10	50,000,000	49,995,333	(a)
Federal Home Loan Bank (FHLB), Discount Notes	0.110%	3/19/10	201,700,000	201,688,907	(a)
Federal Home Loan Bank (FHLB), Discount Notes	0.110%	3/26/10	49,000,000	48,996,257	(a)
Federal Home Loan Bank (FHLB), Discount Notes	0.100%	3/31/10	36,300,000	36,296,975	(a)
Federal Home Loan Bank (FHLB), Discount Notes	0.125%	4/16/10	335,800,000	335,746,366	(a)
Federal Home Loan Bank (FHLB), Discount Notes	0.090%	4/27/10	100,000,000	99,985,750	(a)
Federal Home Loan Bank (FHLB), Discount Notes	0.180%	4/30/10	25,000,000	24,992,500	(a)
Federal Home Loan Bank (FHLB), Discount Notes	0.140%	5/10/10	90,000,000	89,975,500	(a)
Federal Home Loan Bank (FHLB), Discount Notes	0.160%	5/12/10	100,000,000	99,968,000	(a)
Federal Home Loan Bank (FHLB), Discount Notes	0.140 - 0.150%	5/19/10	45,550,000	45,535,555	(a)
Federal Home Loan Bank (FHLB), Discount Notes	0.145%	5/26/10	76,390,000	76,363,539	(a)
Federal Home Loan Bank (FHLB), Notes	0.180%	5/4/10	160,000,000	159,985,512
Federal Home Loan Bank (FHLB), Notes	0.051%	6/29/10	150,000,000	150,000,000	(b)
Federal Home Loan Bank (FHLB), Notes	0.240%	7/9/10	25,000,000	25,003,617	(b)
Federal Home Loan Bank (FHLB), Notes	0.169%	5/2/11	92,000,000	91,902,322	(b)
Federal Home Loan Bank (FHLB), Notes	0.250%	6/7/11	104,500,000	104,473,198	(b)
Federal Home Loan Bank (FHLB), Notes	0.250%	6/21/11	50,000,000	49,986,793	(b)
Federal Home Loan Bank (FHLB), Notes	0.134%	7/20/11	100,000,000	99,957,676	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.110 - 0.250%	3/22/10	172,600,000	172,576,512	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.245%	3/23/10	100,000,000	99,985,028	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.170 - 0.190%	4/12/10	350,000,000	349,924,750	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.190%	4/19/10	83,210,000	83,188,481	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.190%	4/26/10	50,000,000	49,985,222	(a)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	February 28, 2010

GOVERNMENT PORTFOLIO

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Government Agencies— continued
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.100%	5/10/10	$ 10,000,000	$ 9,998,056	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.100%	5/12/10	10,000,000	9,998,000	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.180%	5/17/10	50,000,000	49,980,750	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.145%	5/24/10	23,300,000	23,292,117	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.210%	5/25/10	50,000,000	49,975,208	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.170%	6/25/10	200,000,000	199,890,445	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.220%	6/28/10	40,000,000	39,970,911	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.160%	7/12/10	51,250,000	51,219,706	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.200%	7/23/10	150,000,000	149,880,000	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.200%	7/26/10	55,000,000	54,955,083	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.220%	8/10/10	100,000,000	99,901,000	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.220%	8/16/10	50,000,000	49,948,667	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.210%	8/24/10	95,600,000	95,501,851	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.151%	7/12/10	50,000,000	50,000,000	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.151%	7/14/10	50,000,000	49,998,549	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.219%	9/24/10	50,000,000	50,022,390	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.311%	4/1/11	50,000,000	50,061,453	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.303%	4/7/11	28,430,000	28,459,036	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.160%	5/4/11	163,184,000	163,108,430	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.129%	5/5/11	56,126,000	56,102,638	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.130%	3/1/10	200,000,000	200,000,000	(a)
Federal National Mortgage Association (FNMA), Discount Notes	0.110%	3/17/10	54,780,000	54,777,322	(a)
Federal National Mortgage Association (FNMA), Discount Notes	0.110%	3/24/10	193,571,000	193,557,396	(a)
Federal National Mortgage Association (FNMA), Discount Notes	0.155%	3/31/10	40,000,000	39,994,833	(a)
Federal National Mortgage Association (FNMA), Discount Notes	0.120 - 0.190%	4/14/10	114,000,000	113,978,275	(a)
Federal National Mortgage Association (FNMA), Discount Notes	0.175 - 0.190%	4/21/10	465,000,000	464,881,885	(a)
Federal National Mortgage Association (FNMA), Discount Notes	0.180%	4/28/10	75,917,000	75,894,984	(a)
Federal National Mortgage Association (FNMA), Discount Notes	0.145%	5/26/10	97,778,000	97,744,131	(a)
Federal National Mortgage Association (FNMA), Discount Notes	0.150%	6/3/10	25,000,000	24,990,208	(a)
Federal National Mortgage Association (FNMA), Discount Notes	0.200%	6/30/10	72,000,000	71,951,600	(a)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	February 28, 2010

GOVERNMENT PORTFOLIO

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Government Agencies— continued
Federal National Mortgage Association (FNMA), Discount Notes	0.160 - 0.188%	7/7/10	$ 105,000,000	$ 104,939,769	(a)
Federal National Mortgage Association (FNMA), Discount Notes	0.160%	7/14/10	175,000,000	174,895,000	(a)
Federal National Mortgage Association (FNMA), Discount Notes	0.190%	7/19/10	150,000,000	149,889,167	(a)
Federal National Mortgage Association (FNMA), Discount Notes	0.200%	7/28/10	99,900,000	99,817,305	(a)
Federal National Mortgage Association (FNMA), Discount Notes	0.209 - 0.210%	8/4/10	75,000,000	74,931,858	(a)
Federal National Mortgage Association (FNMA), Discount Notes	0.220 - 0.250%	8/16/10	225,000,000	224,755,000	(a)
Federal National Mortgage Association (FNMA), Notes	4.750%	3/12/10	35,000,000	35,048,661
Federal National Mortgage Association (FNMA), Notes	0.141%	7/13/10	100,000,000	99,996,325	(b)
Federal National Mortgage Association (FNMA), Notes	0.199%	8/5/10	100,000,000	99,979,118	(b)
Total U.S. Government Agencies				8,779,158,465
U.S. Treasury Bills— 12.2%
U.S. Treasury Bills	0.050 - 0.200%	3/25/10	500,000,000	499,939,000	(a)
U.S. Treasury Bills	0.100%	4/22/10	400,000,000	399,942,222	(a)
U.S. Treasury Bills	0.175 - 0.185%	4/29/10	150,000,000	149,956,160	(a)
U.S. Treasury Bills	0.170 - 0.502%	6/10/10	279,000,000	278,794,578	(a)
U.S. Treasury Bills	0.200%	6/24/10	200,000,000	199,872,222	(a)
Total U.S. Treasury Bills				1,528,504,182
U.S. Treasury Notes— 6.1%
U.S. Treasury Notes	1.750%	3/31/10	287,000,000	287,375,414
U.S. Treasury Notes	2.125%	4/30/10	319,000,000	320,033,240
U.S. Treasury Notes	2.375%	8/31/10	100,000,000	101,086,812
U.S. Treasury Notes	3.875%	9/15/10	50,000,000	50,951,835
Total U.S. Treasury Notes				759,447,301
Repurchase Agreements— 14.4%
Bank of America N.A., tri-party repurchase agreement dated 2/26/10; Proceeds at maturity - $500,004,167 (Fully collateralized by various U.S. government obligations, 0.875% to 1.250% due 4/15/10 to 4/15/14; Market value - $510,000,103)	0.100%	3/1/10	500,000,000	500,000,000
Barclays Capital Inc., tri-party repurchase agreement dated 2/26/10; Proceeds at maturity - $650,005,417;(Fully collateralized by various U.S. government obligations, 0.875% to 3.625% due 6/15/10 to 4/30/11; Market value - $663,000,065)	0.100%	3/1/10	650,000,000	650,000,000
Deutsche Bank Securities Inc., tri-party repurchase agreement dated 2/26/10; Proceeds at maturity - $654,336,998 (Fully collateralized by various U.S. government agency obligations, 0.1291% to 0.1384% due 8/5/11 to 8/11/11; Market value - $667,422,360)	0.110%	3/1/10	654,331,000	654,331,000
Total Repurchase Agreements				1,804,331,000
TOTAL INVESTMENTS — 102.7% (Cost — $12,871,440,948#)				12,871,440,948
Liabilities in Excess of Other Assets — (2.7)%				(339,167,136)
TOTAL NET ASSETS — 100.0%				$12,532,273,812

(a)	Rate shown represents yield-to-maturity.
(b)	Variable rate security. Interest rate disclosed is that which is in effect at February 28, 2010.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Government Portfolio (the “Portfolio”) is a no-load diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. At February 28, 2010, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (formerly, Statement of Financial Accounting Standards No. 157) (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

	QUOTED PRICES	OTHER SIGNIFICANT OBSERVABLE INPUTS	SIGNIFICANT UNOBSERVABLE INPUTS
DESCRIPTION	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)	TOTAL

Short-term investments†	-	$12,871,440,948	-	$12,871,440,948

†See Schedule of Investments for additional detailed categorizations.

(b) Repurchase Agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 (formerly, Statement of Financial Accounting Standards No. 161) (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended February 28, 2010, the Portfolio did not invest in swaps, options, or futures and does not have any intentions to do so in the future.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	April 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	April 19, 2010

By:	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer

Date:	April 19, 2010